Equipment loan receivable (Details 1) (USD $)	Dec. 31, 2013	Dec. 20, 2013
2014	$ 1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
Total	6,530,766
Portfolio Of Leases One [Member]
Total		6,600,000
SQN AIF IV, GP LLC [Member] | Portfolio Of Leases One [Member]
2014	1,731,048
2015	1,511,118
2016	1,422,178
2017	1,060,421
2018	736,459
2019	69,542
Total	$ 6,530,766	$ 6,530,766